Commitments and Contingencies (Detail)	0 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		16 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			243 Months Ended
	Dec. 19, 2012 USD ($)	Mar. 28, 2014 USD ($) Case Defendant	Mar. 29, 2013 USD ($)	Dec. 31, 2013 USD ($) Case Defendant	Dec. 31, 2012 USD ($) Case	Dec. 31, 2011 USD ($) Case	Mar. 28, 2014 Parent Company [Member] USD ($) Case	Dec. 31, 2013 Parent Company [Member] USD ($) Case	Dec. 31, 2009 Brazilian State Claimant [Member] USD ($)	Dec. 31, 2009 Brazilian State Claimant [Member] Minimum [Member] USD ($)	Apr. 02, 2014 Subsequent Event [Member] Silec [Member] EUR (€)	Mar. 28, 2014 Monetary Damages [Member] Case	Dec. 31, 2013 Monetary Damages [Member] Case	Mar. 28, 2014 Allege Only Damages [Member] USD ($) Case	Dec. 31, 2013 Allege Only Damages [Member] USD ($) Case	Mar. 28, 2014 Asbestos Issue [Member] Case	Dec. 31, 2013 Asbestos Issue [Member] USD ($) Case	Dec. 31, 2012 Asbestos Issue [Member] USD ($) Case	Dec. 31, 2011 Asbestos Issue [Member] USD ($) Case	Mar. 28, 2014 Asbestos Issue [Member] Case
Loss Contingencies [Line Items]
Environmental-related accrued liabilities		$ 2,800,000		$ 3,100,000	$ 1,900,000
Non-maritime cases against company		29,048
New claims filed, number																33	133	113	115
Cases proceed to verdict, period		20 years
Claims settled and dismissed, number				65	66	61										104	21,933			22,037
Number of defended cases		29,048		29,133
Number of cases proceed to verdict		0
Number of cases				29,133			1	1				359	361	217	219
Amount per plaintiff														356,000	358,000
Punitive damages, value		320,000,000		319,000,000
Pending cases, number		141		141
Damages sought, value		438,000,000		438,000,000			10,000,000	10,000,000			1,900,000
Number of defendants		50		50
Accrual related to maritime and non-maritime cases, gross amount		5,200,000		5,200,000	5,200,000
Insurance recoveries related to lawsuits		500,000		500,000	500,000
Accrual related to maritime and non-maritime cases, net amount		4,700,000		4,700,000
Aggregate settlement costs		9,100,000	8,700,000
Settlement costs		100,000	100,000	8,700,000													300,000	600,000	900,000
Aggregate litigation expense, amount		23,400,000	21,700,000
Legal fees		400,000	300,000
Principal amount claimed									8,000,000	8,000,000
Penalties expense	200,000	35,000,000
Loss contingency amount		2,300,000
Global insurance policy, coverage limits		15,000,000		15,000,000
Minimum rental payments required under non-cancelable lease agreement for year 1		38,900,000		40,300,000
Minimum rental payments required under non-cancelable lease agreement for year 2		36,700,000		35,500,000
Minimum rental payments required under non-cancelable lease agreement for year 3		31,500,000		31,800,000
Minimum rental payments required under non-cancelable lease agreement for year 4		21,400,000		21,400,000
Minimum rental payments required under non-cancelable lease agreement for year 5		7,500,000		8,000,000
Minimum rental payments required under non-cancelable lease agreement thereafter		11,000,000		13,900,000
Letters of credit		85,300,000		150,700,000
Performance bonds		181,800,000		249,300,000
Other guarantees		323,800,000		380,500,000
Accrual related to maritime and non-maritime cases, net amount				4,700,000	4,700,000
Costs of administering and litigating claims				24,400,000													1,700,000	1,700,000	2,200,000
Fines claimed amount	22,900,000
Rent expense				$ 47,000,000	$ 29,800,000	$ 20,700,000